Income Taxes (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax liabilities:
Current deferred income taxes	$ 831	$ 29,353
Noncurrent deferred income taxes	297,458	223,936
Net deferred tax liability	$ 298,289	$ 253,289